Distribution Date:	09/17/26	Benchmark 2026-V23 Mortgage Trust
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2026-V23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Attention: Lainie Kaye	cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6			trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Certificate Ratings Detail	9		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	10
		Trustee	Computershare Trust Company, N.A.
Current Mortgage Loan and Property Stratification	11-15
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Mortgage Loan Detail (Part 1)	16-17			trustadministrationgroup@computershare.com
Mortgage Loan Detail (Part 2)	18-19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	20	Representations Reviewer
Historical Detail	21		Attention: Benchmark 2026-V23 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	22		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	23	Directing Holder	ROX III CMBS HoldCo (C) Category 2B LP
Specially Serviced Loan Detail - Part 1	24		-
Specially Serviced Loan Detail - Part 2	25
		Rating Agency	Moody's Investors Service, Inc.
Modified Loan Detail	26
			Attention: Commercial Mortgage Surveillance Group	CMBSSurveillance@moodys.com
Historical Liquidated Loan Detail	27
			7 World Trade Center, 250 Greenwich Street | New York, NY 10007 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28	Rating Agency	Fitch Ratings, Inc.
Interest Shortfall Detail - Collateral Level	29		Attention: Commercial Mortgage Surveillance Group	info.cmbs@fitchratings.com
Supplemental Notes	30		300 West 57th Street | New York, NY 10019 | United States
		Rating Agency	Kroll Bond Rating Agency, LLC
			Attention: CMBS Surveillance	cmbssurveillance@krollbondratings.com
			805 Third Avenue, 29th Floor | New York, NY 10022 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081943AA0	4.903000%	4,443,000.00	4,443,000.00	62,859.83	18,153.36	0.00	0.00	81,013.19	4,380,140.17	30.00%	30.00%
A-2	081943AB8	5.360000%	50,000,000.00	50,000,000.00	0.00	223,333.33	0.00	0.00	223,333.33	50,000,000.00	30.00%	30.00%
A-3	081943AC6	5.853000%	426,438,000.00	426,438,000.00	0.00	2,079,951.35	0.00	0.00	2,079,951.35	426,438,000.00	30.00%	30.00%
A-M	081943AE2	6.163000%	48,089,000.00	48,089,000.00	0.00	246,977.09	0.00	0.00	246,977.09	48,089,000.00	23.00%	23.00%
B	081943AM4	7.026883%	38,642,000.00	38,642,000.00	0.00	226,277.35	0.00	0.00	226,277.35	38,642,000.00	17.38%	17.38%
C	081943AT9	7.026883%	30,914,000.00	30,914,000.00	0.00	181,024.22	0.00	0.00	181,024.22	30,914,000.00	12.88%	12.88%
D	081943AZ5	7.026883%	18,892,000.00	18,892,000.00	0.00	110,626.56	0.00	0.00	110,626.56	18,892,000.00	10.13%	10.13%
E	081943BF8	4.750000%	8,587,000.00	8,587,000.00	0.00	33,990.21	0.00	0.00	33,990.21	8,587,000.00	8.88%	8.88%
F	081943BH4	4.750000%	6,870,000.00	6,870,000.00	0.00	27,193.75	0.00	0.00	27,193.75	6,870,000.00	7.88%	7.88%
G	081943BK7	4.750000%	9,445,000.00	9,445,000.00	0.00	37,386.46	0.00	0.00	37,386.46	9,445,000.00	6.50%	6.50%
J-RR	081943BM3	7.026883%	11,164,000.00	11,164,000.00	0.00	65,373.44	0.00	0.00	65,373.44	11,164,000.00	4.88%	4.88%
K-RR	081943BP6	7.026883%	8,587,000.00	8,587,000.00	0.00	50,283.20	0.00	0.00	50,283.20	8,587,000.00	3.63%	3.63%
L-RR*	081943BR2	7.026883%	24,903,258.00	24,903,258.00	0.00	145,826.90	0.00	0.00	145,826.90	24,903,258.00	0.00%	0.00%
RR-C	081943BV3	7.026883%	8,204,288.76	8,204,288.76	750.71	48,042.15	0.00	0.00	48,792.86	8,203,538.05	0.00%	0.00%
RR Interest	B20059715955	7.026883%	2,611,456.24	2,611,456.24	238.95	15,292.00	0.00	0.00	15,530.95	2,611,217.29	0.00%	0.00%
R	081943BT8	0.000000%	0.00	0.00	0.00	0.01	0.00	0.00	0.01	0.00	0.00%	0.00%
Regular SubTotal			697,790,003.00	697,790,003.00	63,849.49	3,509,731.38	0.00	0.00	3,573,580.87	697,726,153.51

X-A	081943AD4	1.200280%	528,970,000.00	528,970,000.00	0.00	529,093.54	0.00	0.00	529,093.54	528,907,140.17
X-E	081943AF9	2.276883%	8,587,000.00	8,587,000.00	0.00	16,293.00	0.00	0.00	16,293.00	8,587,000.00
X-F	081943AH5	2.276883%	6,870,000.00	6,870,000.00	0.00	13,035.16	0.00	0.00	13,035.16	6,870,000.00
X-G	081943AK8	2.276883%	9,445,000.00	9,445,000.00	0.00	17,920.97	0.00	0.00	17,920.97	9,445,000.00
Notional SubTotal			553,872,000.00	553,872,000.00	0.00	576,342.67	0.00	0.00	576,342.67	553,809,140.17

Deal Distribution Total					63,849.49	4,086,074.05	0.00	0.00	4,149,923.54

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081943AA0	1,000.00000000	14.14805987	4.08583390	0.00000000	0.00000000	0.00000000	0.00000000	18.23389377	985.85194013
A-2	081943AB8	1,000.00000000	0.00000000	4.46666660	0.00000000	0.00000000	0.00000000	0.00000000	4.46666660	1,000.00000000
A-3	081943AC6	1,000.00000000	0.00000000	4.87750001	0.00000000	0.00000000	0.00000000	0.00000000	4.87750001	1,000.00000000
A-M	081943AE2	1,000.00000000	0.00000000	5.13583335	0.00000000	0.00000000	0.00000000	0.00000000	5.13583335	1,000.00000000
B	081943AM4	1,000.00000000	0.00000000	5.85573599	0.00000000	0.00000000	0.00000000	0.00000000	5.85573599	1,000.00000000
C	081943AT9	1,000.00000000	0.00000000	5.85573591	0.00000000	0.00000000	0.00000000	0.00000000	5.85573591	1,000.00000000
D	081943AZ5	1,000.00000000	0.00000000	5.85573576	0.00000000	0.00000000	0.00000000	0.00000000	5.85573576	1,000.00000000
E	081943BF8	1,000.00000000	0.00000000	3.95833353	0.00000000	0.00000000	0.00000000	0.00000000	3.95833353	1,000.00000000
F	081943BH4	1,000.00000000	0.00000000	3.95833333	0.00000000	0.00000000	0.00000000	0.00000000	3.95833333	1,000.00000000
G	081943BK7	1,000.00000000	0.00000000	3.95833351	0.00000000	0.00000000	0.00000000	0.00000000	3.95833351	1,000.00000000
J-RR	081943BM3	1,000.00000000	0.00000000	5.85573630	0.00000000	0.00000000	0.00000000	0.00000000	5.85573630	1,000.00000000
K-RR	081943BP6	1,000.00000000	0.00000000	5.85573541	0.00000000	0.00000000	0.00000000	0.00000000	5.85573541	1,000.00000000
L-RR	081943BR2	1,000.00000000	0.00000000	5.85573582	0.00000000	0.00000000	0.00000000	0.00000000	5.85573582	1,000.00000000
RR-C	081943BV3	1,000.00000000	0.09150214	5.85573612	0.00000000	0.00000000	0.00000000	0.00000000	5.94723826	999.90849786
RR Interest	B20059715955	1,000.00000000	0.09150067	5.85573664	0.00000000	0.00000000	0.00000000	0.00000000	5.94723732	999.90849933
R	081943BT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081943AD4	1,000.00000000	0.00000000	1.00023355	0.00000000	0.00000000	0.00000000	0.00000000	1.00023355	999.88116560
X-E	081943AF9	1,000.00000000	0.00000000	1.89740305	0.00000000	0.00000000	0.00000000	0.00000000	1.89740305	1,000.00000000
X-F	081943AH5	1,000.00000000	0.00000000	1.89740320	0.00000000	0.00000000	0.00000000	0.00000000	1.89740320	1,000.00000000
X-G	081943AK8	1,000.00000000	0.00000000	1.89740286	0.00000000	0.00000000	0.00000000	0.00000000	1.89740286	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/26 - 08/30/26	30	0.00	18,153.36	0.00	18,153.36	0.00	0.00	0.00	18,153.36	0.00
X-A	08/01/26 - 08/30/26	30	0.00	529,093.54	0.00	529,093.54	0.00	0.00	0.00	529,093.54	0.00
X-E	08/01/26 - 08/30/26	30	0.00	16,293.00	0.00	16,293.00	0.00	0.00	0.00	16,293.00	0.00
X-F	08/01/26 - 08/30/26	30	0.00	13,035.16	0.00	13,035.16	0.00	0.00	0.00	13,035.16	0.00
X-G	08/01/26 - 08/30/26	30	0.00	17,920.97	0.00	17,920.97	0.00	0.00	0.00	17,920.97	0.00
A-2	08/01/26 - 08/30/26	30	0.00	223,333.33	0.00	223,333.33	0.00	0.00	0.00	223,333.33	0.00
A-3	08/01/26 - 08/30/26	30	0.00	2,079,951.35	0.00	2,079,951.35	0.00	0.00	0.00	2,079,951.35	0.00
A-M	08/01/26 - 08/30/26	30	0.00	246,977.09	0.00	246,977.09	0.00	0.00	0.00	246,977.09	0.00
B	08/01/26 - 08/30/26	30	0.00	226,277.35	0.00	226,277.35	0.00	0.00	0.00	226,277.35	0.00
C	08/01/26 - 08/30/26	30	0.00	181,024.22	0.00	181,024.22	0.00	0.00	0.00	181,024.22	0.00
D	08/01/26 - 08/30/26	30	0.00	110,626.56	0.00	110,626.56	0.00	0.00	0.00	110,626.56	0.00
E	08/01/26 - 08/30/26	30	0.00	33,990.21	0.00	33,990.21	0.00	0.00	0.00	33,990.21	0.00
F	08/01/26 - 08/30/26	30	0.00	27,193.75	0.00	27,193.75	0.00	0.00	0.00	27,193.75	0.00
G	08/01/26 - 08/30/26	30	0.00	37,386.46	0.00	37,386.46	0.00	0.00	0.00	37,386.46	0.00
J-RR	08/01/26 - 08/30/26	30	0.00	65,373.44	0.00	65,373.44	0.00	0.00	0.00	65,373.44	0.00
K-RR	08/01/26 - 08/30/26	30	0.00	50,283.20	0.00	50,283.20	0.00	0.00	0.00	50,283.20	0.00
L-RR	08/01/26 - 08/30/26	30	0.00	145,826.90	0.00	145,826.90	0.00	0.00	0.00	145,826.90	0.00
RR-C	08/01/26 - 08/30/26	30	0.00	48,042.15	0.00	48,042.15	0.00	0.00	0.00	48,042.15	0.00
RR Interest	08/01/26 - 08/30/26	30	0.00	15,292.00	0.00	15,292.00	0.00	0.00	0.00	15,292.00	0.00
Totals			0.00	4,086,074.04	0.00	4,086,074.04	0.00	0.00	0.00	4,086,074.04	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
B (Exch)	N/A	7.026883%	38,642,000.00	38,642,000.00	0.00	226,277.35	0.00	0.00	226,277.35	38,642,000.00
B-1	081943AP7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	081943AR3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	7.026883%	30,914,000.00	30,914,000.00	0.00	181,024.22	0.00	0.00	181,024.22	30,914,000.00
C-1	081943AV4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	081943AX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Exch)	N/A	7.026883%	18,892,000.00	18,892,000.00	0.00	110,626.56	0.00	0.00	110,626.56	18,892,000.00
D-1	081943BB7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-X1	081943BD3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			88,448,000.00	88,448,000.00	0.00	517,928.13	0.00	0.00	517,928.13	88,448,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
B-1	081943AP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	081943AV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D-1	081943BB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
B-X1	081943AR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	081943AX0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D-X1	081943BD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information

Total Available Distribution Amount (1)	4,149,923.54
Non-VRR Available Funds	4,085,599.72
VRR Available Funds	64,323.81
Gain-on-Sale Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,100,013.41	Master Servicing Fee	3,363.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,604.53
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.44
ARD Interest	0.00	Operating Advisor Fee	1,670.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,100,013.41	Total Fees	13,939.36

Principal		Expenses/Reimbursements
Scheduled Principal	63,849.50	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	63,849.50	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,086,074.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	63,849.49
Gain on Sale Reserve Account Withdrawal	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Gain on Sale Reserve Account Deposit	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,149,923.54
Total Funds Collected	4,163,862.91	Total Funds Distributed	4,163,862.90

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

Certificate Ratings Detail

				Fitch Ratings, Inc.	Kroll Bond Rating Agency, Inc.		Moody's Investors Service, Inc
				Date Last		Date Last		Date Last
Class		CUSIP	Original	Current¹	Original	Current¹	Original	Current¹
				Changed		Changed		Changed
	A1	081943AA0	NR	NR	NR	NR	NR	NR
	XA	081943AD4	NR	NR	NR	NR	NR	NR
	XE	081943AF9	BBB-	BBB-	BBB	BBB	NR	NR
	XF	081943AH5	BB+	BB+	BB+	BB+	NR	NR
	XG	081943AK8	BB-	BB-	BB+	BB+	NR	NR
	A2	081943AB8	NR	NR	NR	NR	NR	NR
	A3	081943AC6	NR	NR	NR	NR	NR	NR
	AM	081943AE2	NR	NR	NR	NR	NR	NR
	B	081943AM4	AA-	AA-	AA	AA	NR	NR
	C	081943AT9	A-	A-	A-	A-	NR	NR
	D	081943AZ5	BBB	BBB	BBB+	BBB+	NR	NR
	E	081943BF8	BBB-	BBB-	BBB	BBB	NR	NR
	F	081943BH4	BB+	BB+	BBB	BBB	NR	NR
	G	081943BK7	BB-	BB-	BB+	BB+	NR	NR
	JRR	081943BM3	B-	B-	BB-	BB-	NR	NR
KRR		081943BP6	NR	NR	B-	B-	NR	NR
	LRR	081943BR2	NR	NR	NR	NR	NR	NR
RRC		081943BV3	NR	NR	NR	NR	NR	NR
	RRI	B20059715955	NR	NR	NR	NR	NR	NR
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.								Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	697,790,004.02	697,790,004.02	Beginning Certificate Balance	697,790,003.00
(-) Scheduled Principal Collections	63,849.50	63,849.50	(-) Principal Distributions	63,849.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	697,726,154.52	697,726,154.52	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	697,790,004.02	697,790,004.02	Ending Certificate Balance	697,726,153.51
Ending Actual Collateral Balance	697,726,154.52	697,726,154.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.03%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	11	72,275,332.41	10.36%	57	6.6615	1.521408	1.49 or less	17	345,620,822.11	49.54%	57	6.8319	1.336917
10,000,000 to 19,999,999	13	157,065,895.62	22.51%	57	6.7278	1.692291	1.50 to 1.99	15	246,475,332.41	35.33%	57	6.8826	1.636151
20,000,000 to 29,999,999	6	142,500,000.00	20.42%	58	6.6355	1.582896	2.00 to 2.49	4	95,630,000.00	13.71%	59	6.6612	2.262401
30,000,000 to 39,999,999	3	107,924,731.22	15.47%	56	6.6553	1.381316	2.50 or greater	1	10,000,000.00	1.43%	59	6.6200	2.905174
40,000,000 to 49,999,999	1	49,000,000.00	7.02%	57	7.0100	1.510000	Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946
50,000,000 to 59,999,999	2	100,000,000.00	14.33%	59	7.1470	2.006987
60,000,000 or greater	1	68,960,195.27	9.88%	59	7.2600	1.242041
Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	44,350,000.00	6.36%	58	6.6088	1.501522
							Industrial	14	166,690,195.29	23.89%	58	6.7053	1.562163
Connecticut	2	4,250,000.00	0.61%	57	6.3560	1.680000
							Lodging	7	139,198,537.04	19.95%	58	7.1989	1.859750
Florida	2	11,800,000.00	1.69%	57	6.6861	1.378824
							Mixed Use	2	50,589,731.22	7.25%	54	6.8742	1.321272
Georgia	1	3,370,370.37	0.48%	60	7.0890	2.351289
							Mobile Home Park	10	36,800,000.01	5.27%	56	6.4442	1.318482
Illinois	5	12,501,661.98	1.79%	57	6.2425	1.650000
							Multi-Family	6	79,150,000.00	11.34%	58	6.5211	1.431615
Louisiana	1	24,500,000.00	3.51%	59	6.0600	2.146321
							Office	5	123,150,000.00	17.65%	57	6.9135	1.651747
Maryland	1	9,975,332.41	1.43%	56	7.3550	1.700000
							Other	9	19,301,462.96	2.77%	57	6.4895	1.897488
Massachusetts	1	15,665,000.00	2.25%	58	6.4600	1.364328
							Retail	4	74,346,228.03	10.66%	57	6.8217	1.508260
Michigan	2	18,900,000.00	2.71%	58	6.7245	1.648096
							Self Storage	1	8,500,000.00	1.22%	59	6.6100	1.250000
Missouri	1	648,725.00	0.09%	53	5.4360	1.100000
							Totals	58	697,726,154.52	100.00%	57	6.8234	1.591946
Nevada	1	22,355,661.97	3.20%	57	6.2425	1.650000

New Jersey	5	70,669,201.53	10.13%	59	7.2159	1.238606

New York	8	179,166,999.97	25.68%	56	7.0061	1.463200

North Carolina	5	39,237,629.63	5.62%	60	7.0890	2.351289

Ohio	4	41,313,571.68	5.92%	58	6.7743	1.432842

Oregon	2	21,130,000.00	3.03%	57	6.3461	2.186659

Pennsylvania	1	21,000,000.00	3.01%	58	6.6900	1.280748

South Carolina	1	7,392,000.00	1.06%	60	7.0890	2.351289

Texas	3	87,500,000.00	12.54%	57	6.9073	1.516743

Virginia	8	25,000,000.01	3.58%	56	6.3300	1.290000

Washington	1	10,000,000.00	1.43%	59	6.6200	2.905174

Washington, DC	1	27,000,000.00	3.87%	59	6.9500	1.736376

Totals	58	697,726,154.52	100.00%	57	6.8234	1.591946

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.999% or more	2	17,330,000.00	2.48%	55	5.7442	1.764345	12 Months or less	37	697,726,154.52	100.00%	57	6.8234	1.591946
	6.0000% to 6.4999%	10	152,315,000.00	21.83%	57	6.2868	1.588219	13 Months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 6.9999%	13	190,620,895.62	27.32%	58	6.7311	1.599875	Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946
	7.0000% or greater	12	337,460,258.90	48.37%	57	7.1731	1.580296
	Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 Months or less	36	647,726,154.52	92.83%	57	6.8029	1.533330	Interest Only	33	570,595,000.00	81.78%	58	6.7471	1.656581
	60 Months or greater	1	50,000,000.00	7.17%	60	7.0890	2.351289	359 months or less	3	92,206,423.30	13.22%	58	7.2055	1.301806
	Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946	360 months or more	1	34,924,731.22	5.01%	52	7.0600	1.301960
								Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		37	697,726,154.52	100.00%	57	6.8234	1.591946			No outstanding loans in this group
	12 Months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 Months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	697,726,154.52	100.00%	57	6.8234	1.591946
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30513718	IN	Mount Olive	NJ	Actual/360	7.260%	431,365.00	39,804.73	0.00	N/A	08/06/31	--	69,000,000.00	68,960,195.27	09/06/26
2A-1	30323926				Actual/360	7.010%	295,783.06	0.00	0.00	N/A	06/06/31	--	49,000,000.00	49,000,000.00	09/06/26
2A-2	30323927	OF	Spring	TX	Actual/360	7.010%	120,727.78	0.00	0.00	N/A	06/06/31	--	20,000,000.00	20,000,000.00	09/06/26
3A-2	30513774	Various Various		Various	Actual/360	7.089%	305,220.83	0.00	0.00	N/A	09/06/31	--	50,000,000.00	50,000,000.00	09/06/26
4A-1	30513526	LO	New York	NY	Actual/360	7.205%	310,215.28	0.00	0.00	N/A	06/06/31	--	50,000,000.00	50,000,000.00	09/06/26
5A-1	30513536	LO	New York	NY	Actual/360	7.431%	63,989.17	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	09/06/26
5A-2	30513537				Actual/360	7.431%	95,983.75	0.00	0.00	N/A	06/06/31	--	15,000,000.00	15,000,000.00	09/06/26
5A-3	30513538				Actual/360	7.431%	63,989.17	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	09/06/26
5A-4	30513539				Actual/360	7.431%	41,592.96	0.00	0.00	N/A	06/06/31	--	6,500,000.00	6,500,000.00	09/06/26
6	30323932	RT	Mesa	AZ	Actual/360	6.583%	215,410.39	0.00	0.00	N/A	07/06/31	--	38,000,000.00	38,000,000.00	09/06/26
7A-5-1	30513446	IN	Various	Various	Actual/360	6.242%	74,988.03	0.00	0.00	N/A	06/06/31	--	13,950,000.00	13,950,000.00	09/06/26
7A-6-1	30513447				Actual/360	6.242%	74,988.03	0.00	0.00	N/A	06/06/31	--	13,950,000.00	13,950,000.00	09/06/26
7A-7	30513448				Actual/360	6.242%	26,339.88	0.00	0.00	N/A	06/06/31	--	4,900,000.00	4,900,000.00	09/06/26
7A-8	30513449				Actual/360	6.242%	27,414.98	0.00	0.00	N/A	06/06/31	--	5,100,000.00	5,100,000.00	09/06/26
8	30513598	MF	Brooklyn	NY	Actual/360	6.330%	190,779.17	0.00	0.00	N/A	07/06/31	--	35,000,000.00	35,000,000.00	09/06/26
9A-2-1	30513011	MU	New York	NY	Actual/360	7.060%	212,380.16	9,408.60	0.00	N/A	01/09/31	--	34,934,139.82	34,924,731.22	09/09/26
10	30513639	OF	Washington	DC	Actual/360	6.950%	161,587.50	0.00	0.00	N/A	08/06/31	--	27,000,000.00	27,000,000.00	09/06/26
11A-3	30513531	MH	Various	VA	Actual/360	6.330%	136,270.83	0.00	0.00	N/A	05/06/31	--	25,000,000.00	25,000,000.00	09/06/26
12A-2	30513778	IN	Various	OH	Actual/360	6.820%	146,819.44	0.00	0.00	N/A	08/06/31	--	25,000,000.00	25,000,000.00	09/06/26
13	30513696	IN	New Iberia	LA	Actual/360	6.060%	127,849.17	0.00	0.00	N/A	08/06/31	--	24,500,000.00	24,500,000.00	09/06/26
14	30513623	MF	Philadelphia	PA	Actual/360	6.690%	120,977.50	0.00	0.00	N/A	07/06/31	--	21,000,000.00	21,000,000.00	09/06/26
15	30513686	MU	Malden	MA	Actual/360	6.460%	87,140.91	0.00	0.00	N/A	07/06/31	--	15,665,000.00	15,665,000.00	09/06/26
16	30513561	RT	Perrysburg	OH	Actual/360	6.810%	77,875.05	8,919.61	0.00	N/A	06/06/31	--	13,279,815.23	13,270,895.62	09/06/26
17	30323933	RT	Great Neck	NY	Actual/360	7.120%	80,317.56	0.00	0.00	N/A	06/06/31	--	13,100,000.00	13,100,000.00	09/06/26
18	30513464	MF	South Lyon	MI	Actual/360	6.620%	62,706.11	0.00	0.00	N/A	06/06/31	--	11,000,000.00	11,000,000.00	09/06/26
19	30323934	OF	Portland	OR	Actual/360	6.722%	62,514.60	0.00	0.00	N/A	06/06/31	--	10,800,000.00	10,800,000.00	09/06/26
20	30513562	IN	Eugene	OR	Actual/360	5.953%	52,953.59	0.00	0.00	N/A	06/06/31	--	10,330,000.00	10,330,000.00	09/06/26
21	30513666	LO	Seattle	WA	Actual/360	6.620%	57,005.56	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	09/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22A-3	30323935	OF	Farmers Branch	TX	Actual/360	6.451%	55,550.28	0.00	0.00	N/A	03/06/31	--	10,000,000.00	10,000,000.00	09/06/26
23A-5	30323936	RT	Hyattsville	MD	Actual/360	7.355%	63,214.70	5,716.56	0.00	N/A	05/06/31	--	9,981,048.97	9,975,332.41	09/06/26
24	30513706	SS	Lockhart	TX	Actual/360	6.610%	48,381.53	0.00	0.00	N/A	08/06/31	--	8,500,000.00	8,500,000.00	09/06/26
25	30513677	MF	Kalamazoo	MI	Actual/360	6.870%	46,735.08	0.00	0.00	N/A	08/06/31	--	7,900,000.00	7,900,000.00	09/06/26
26A-1-5	30323937	98	Various	Various	Actual/360	5.436%	32,767.00	0.00	0.00	N/A	02/06/31	--	7,000,000.00	7,000,000.00	09/06/26
27	30323938	OF	Phoenix	AZ	Actual/360	6.763%	36,980.46	0.00	0.00	N/A	06/06/31	--	6,350,000.00	6,350,000.00	09/06/26
28	30513563	MH	Flagler Beach	FL	Actual/360	6.747%	34,859.50	0.00	0.00	N/A	06/06/31	--	6,000,000.00	6,000,000.00	09/06/26
29	30513462	MH	Naples	FL	Actual/360	6.623%	33,078.21	0.00	0.00	N/A	06/06/31	--	5,800,000.00	5,800,000.00	09/06/26
30	30323939	MF	Norwalk	CT	Actual/360	6.356%	23,261.19	0.00	0.00	N/A	06/06/31	--	4,250,000.00	4,250,000.00	09/06/26
Totals							4,100,013.41	63,849.50	0.00				697,790,004.02	697,726,154.52
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-5-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-6-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	61,317.49	0.00
11A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A-1-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	0.00				0.00	0.00	0.00	0.00	61,317.49	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26 0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.823376%	6.800177%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹
		Total	Performing	Non-Performing		REO/Foreclosure
	Past Maturity	0	0		0	0
	0 - 6 Months	0	0		0	0
	7 - 12 Months	0	0		0	0
	13 - 24 Months	0	0		0	0
	25 - 36 Months	0	0		0	0
	37 - 48 Months	0	0		0	0
	49 - 60 Months	697,726,155	697,726,155		0	0
	> 60 Months	0	0		0	0

Historical Delinquency Information
	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure
Sep-26	697,726,155	697,726,155	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

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